Revolving Credit Facilities, Bonds Payable and Secured Debt Facility, and Derivative Instruments	12 Months Ended
Dec. 31, 2011
Revolving Credit Facilities, Bonds Payable and Secured Debt Facility, and Derivative Instruments
(11)	Revolving Credit Facilities, Bonds Payable and Secured Debt Facility, and Derivative Instruments

The following represents the Company’s debt obligations as of December 31, 2011 and 2010:

	2011	2010
Revolving Credit Facilities, Bonds Payable and Secured Debt Facility
TL Revolving Credit Facility, weighted average variable interest at 1.53% and 1.29% at December 31, 2011 and 2010, respectively	$125,000	$104,000
TW Revolving Credit Facility, weighted average variable interest at 3.02% at December 31, 2011	8,047	—
2005-1 Bonds, variable interest at 0.81% and 0.79% at December 31, 2011 and 2010, respectively	175,726	227,070
2011-1 Bonds, fixed interest at 4.70% at December 31, 2011	380,000	—
Secured Debt Facility, weighted average variable interest at 3.03% and 3.01% at December 31, 2011 and 2010, respectively	820,418	558,127

Total debt obligations	$1,509,191	$889,197

Amount due within one year	$132,535	$51,500

Amounts due beyond one year	$1,376,656	$837,697

Revolving Credit Facilities

A Company subsidiary, TL, has a credit agreement with a group of banks that provides for a revolving credit facility with an aggregate commitment amount of up to $205,000 (which includes a $50,000 letter of credit facility) (the “TL Credit Facility”). The TL Credit Facility provides for payments of interest only during its term beginning on its inception date through April 22, 2013 when all borrowings are due in full. Interest on the outstanding amount due under the TL Credit Facility at December 31, 2011 was based either on the U.S. prime rate or LIBOR plus a spread between 0.5% and 1.5%, which varies based on TGH’s leverage. Total outstanding principal under the TL Credit Facility was $125,000 and $104,000 as of December 31, 2011 and 2010, respectively. The Company had no outstanding letters of credit under the TL Credit Facility as of December 31, 2011 and 2010.

The TL Credit Facility is secured by the Company’s containers and under the terms of the TL Credit Facility, the total outstanding principal may not exceed the lesser of the commitment amount and a formula based on the Company’s net book value of containers and outstanding debt. The additional amount available for borrowing under the TL Credit Facility, as limited by the Company’s borrowing base, was $24,688 as of December 31, 2011.

TGH acts as a guarantor of the TL Credit Facility. The TL Credit Facility contains restrictive covenants, including limitations on certain liens, indebtedness and investments. In addition, the TL Credit Facility contains certain restrictive financial covenants on TGH’s tangible net worth, leverage, debt service coverage and on TL’s leverage and interest coverage. The Company was in compliance with all such covenants at December 31, 2011. There is a commitment fee of 0.20% to 0.30% on the unused portion of the TL Credit Facility, which varies based on the leverage of TGH and is payable in arrears. In addition, there is an agent’s fee, which is payable annually in advance.

The Company’s joint venture, TW, is party to a credit agreement, dated as of August 5, 2011, with certain lenders and WFS, as administrative agent for the lenders, which provides for a revolving credit facility with an aggregate commitment amount of up to $425,000 (the “TW Credit Facility”). The TW Credit Facility provides for payments of interest, payable monthly in arrears, during its term beginning on its inception date through August 5, 2014. Interest on the outstanding amount due under the TW Credit Facility is based on LIBOR plus a spread between 2.75% and 3.75% per annum, which varies based on the occurrence of certain specified events. There is a commitment fee of 0.5% on the unused portion of the TW Credit Facility, which is payable monthly in arrears. In addition, there is an agent’s fee of 0.025% on the aggregate commitment amount of the TW Credit Facility, which is payable monthly in advance. TW is required to make principal payment on a monthly basis to the extent that the outstanding amount due exceeds TW’s borrowing base. The aggregate loan principal balance is due on the maturity date, August 5, 2024. Total outstanding principal under the TW Credit Facility was $8,047 as of December 31, 2011.

The TW Credit Facility is secured by TW’s containers and under the terms of the TW Credit Facility, the total outstanding principal may not exceed the lesser of the commitment amount and the borrowing base, a formula based on TW’s net book value of containers and restricted cash and direct financing and sales-type leases. The additional amount available for borrowing under the TW Credit Facility, as limited by TW’s borrowing base, was $0 as of December 31, 2011.

The TW Credit Facility is secured by a pledge of TW’s assets. TW’s total assets amounted to $9,860 as of December 31, 2011. The TW Credit Facility contains restrictive covenants, including limitations on TW’s finance lease default ratio, debt service coverage ratio, certain liens, indebtedness and investments. In addition, the TW Credit Facility contains certain restrictive financial covenants on TGH’s tangible net worth, leverage, debt service coverage, TGH’s container management subsidiary net income and debt levels, and TW’s overall Asset Base minimums. As of December 31, 2011, TW was not in compliance with the TW Credit Facility’s debt service coverage covenants and owner container concentration limits set forth by the TW Credit Facility’s Asset Base covenants, primarily due to such covenants failing to take into account how they should be applied to commitments to fund TW’s initial container financings. As a result, an Early Amortization Event has occurred and is continuing. Accordingly, TW obtained a waiver for these covenants effective December 29, 2011. TW, TGH and TGH’s container management subsidiary was in compliance with all of the TW Credit Facility’s other covenants at December 31, 2011.

Bonds Payable and Secured Debt Facility

In 2005, one of the Company’s subsidiaries, TMCL, issued $580,000 in variable rate amortizing bonds (the “2005-1 Bonds”) to institutional investors. The $580,000 in 2005-1 Bonds represent fully amortizing notes payable on a straight-line basis over a scheduled payment term of 10 years, but not to exceed the maximum payment term of 15 years. During 2009, the Company repurchased $65,000 of aggregate original face amount or $39,917 in aggregate outstanding principal amount of its 2005-1 Bonds for $20,234. As a result of these purchases, the Company recognized a gain on early extinguishment of debt during 2009 of $19,398, net of the write-off of deferred debt financing costs of $285. Based on the outstanding principal amount at December 31, 2010 and under a 10-year amortization schedule, $51,500 in 2005-1 Bond principal will amortize per year. Under the terms of the 2005-1 Bonds, both principal and interest incurred are payable monthly. TMCL is permitted to make voluntary prepayments of all, or a portion of, the principal balance of the 2005-1 Bonds. Ultimate payment of the 2005-1 Bond principal has been insured and the cost of this insurance coverage, which is equal to 0.275% on the outstanding principal balance of the 2005-1 Bonds, is recognized as incurred on a monthly basis. The interest rate for the outstanding principal balance of the 2005-1 Bonds equals one-month LIBOR plus 0.25%. The target final payment date and legal final payment date are May 15, 2015 and May 15, 2020, respectively.

In June 2011, TMCL issued $400,000 aggregate principal amount of Series 2011-1 Fixed Rate Asset Backed Notes (the “2011-1 Bonds”) to qualified institutional investors pursuant to Rule 144A under the Securities Act of 1933, as amended (the “Securities Act”) and to non-U.S. persons in accordance with Regulation S promulgated under the Securities Act. The $400,000 in 2011-1 Bonds represent fully amortizing notes payable on a straight-line basis over a scheduled payment term of 10 years, but not to exceed a maximum payment term of 15 years. Based on the outstanding principal amount at December 31, 2011 and under the 10-year amortization schedule, $40,000 in 2011-1 Bond principal will amortize per year. Under the terms of the 2011-1 Bonds, both principal and interest incurred are payable monthly. TMCL is not permitted to make voluntary prepayments of all, or a portion of, the principal balance of the 2011-1 Bonds prior to the payment date occurring in June 2013. The interest rate for the outstanding principal balance of the 2011-1 Bonds is fixed at 4.70% per annum. The final target payment date and legal final payment date are June 15, 2021 and June 15, 2026, respectively.

The Company’s primary ongoing container financing requirements are funded by revolving notes issued by TMCL (the “Secured Debt Facility”). On March 15, 2011, TMCL exercised an option to increase the maximum available commitment under the Secured Debt Facility from $750,000 to $850,000. The additional amount available for borrowing under the Secured Debt Facility, as limited by the Company’s borrowing base, was $3,933 as of December 31, 2011. The Secured Debt Facility provides for payments of interest only during the period from its inception until its Conversion Date (as defined in the Indenture governing the 2005-1 Bonds and the Secured Debt Facility) (currently set at June 29, 2012), with a provision for the Secured Debt Facility to amortize over a 10-year period, but not to exceed the maximum term of a 15-year period, beginning on the Conversion Date. The interest rate on the Secured Debt Facility, payable monthly in arrears, is LIBOR plus 2.75% during the revolving period prior to the Conversion Date. There is also a commitment fee on the unused portion of the Secured Debt Facility, payable in arrears, of 0.75% if total borrowings under the Secured Debt Facility equal 50% or more of the total commitment or 1.00% if total borrowings are less than 50% of the total commitment. If the Secured Debt Facility is not refinanced or renewed prior to the Conversion Date, the interest rate would increase based on pre-agreed terms during the 10 or 15 year amortization period that follows.

Under the terms of the 2005-1 Bonds, 2011-1 Bonds and Secured Debt Facility, the total outstanding principal of these two programs may not exceed an amount (the “Asset Base”), which is calculated by a formula based on TMCL’s book value of equipment, restricted cash and direct financing and sales-type leases. The total obligations under the 2005-1 Bonds, 2011-1 Bonds and the Secured Debt Facility are secured by a pledge of TMCL’s assets. TMCL’s total assets amounted to $1,994,404 as of December 31, 2011. The 2005-1 Bonds, 2011-1 Bonds and the Secured Debt Facility also contain restrictive covenants regarding the average age of TMCL’s container fleet, certain earnings ratios, ability to incur other obligations and to distribute earnings, TGH’s container management subsidiary net income and debt levels, and overall Asset Base minimums, for which TMCL and TGH’s container management subsidiary believe that they were in compliance at December 31, 2011.

On February 3, 2012, a bank issued TMCL a commitment letter (the “Commitment”) to provide an irrevocable letter of credit (“Letter of Credit”) with a maximum available commitment amount of $100,000 on the Conversion Date of the Secured Debt Facility if the Secured Debt Facility is not refinanced on or prior to the Conversion Date. The purpose of the Commitment is to maintain TMCL’s current credit ratings on the 2005-1 Bonds, the 2011-1 Bonds and the Secured Debt Facility. The purpose of the Letter of Credit is to supplement the 2005-1 Bonds, the 2011-1 Bonds and the Secured Debt Facility by covering possible shortfalls in principal and interest payments under certain stress scenarios modeled by TMCL’s credit rating agencies. The interest rate on the Letter of Credit, payable monthly in arrears, will be LIBOR plus 5.50% to 6.50% per annum for the five-year period following the Conversion Date and LIBOR plus 11.50% per annum thereafter. There is also a commitment fee of $500, payable in full on February 3, 2012, and an unused fee on the Commitment, payable in arrears, of 0.25% per annum, from February 3, 2012 through the date the Conversion Date and 0.625% per annum thereafter.

The following is a schedule by year, of future scheduled repayments, as of December 31, 2011:

	TL Credit Facility	TW Credit Facility	2005-1 Bonds (1)	2011-1 Bonds	Secured Debt Facility (1)
Year ending December 31:
2012	$—	$—	$51,500	$40,000	$41,035
2013	125,000	—	51,500	40,000	82,070
2014	—	—	51,500	40,000	82,070
2015	—	—	21,458	40,000	82,070
2016 and thereafter	—	8,047	—	220,000	533,452

	$125,000	$8,047	$175,958	$380,000	$820,697

(1)	Future scheduled payments for the 2005-1 Bonds and the Secured Debt Facility exclude step acquisition adjustments of $232 and $279, respectively, related to TL’s purchase of 3,000 additional shares of TMCL on November 1, 2007. The adjustments were recorded to reduce the balance of both the 2005-1 Bonds and the Secured Debt Facility to an amount that equaled the fair market value of the debt on the date of the acquisition.

The future repayments schedule for the Secured Debt Facility is based on the assumption that the facility will not be extended on its Conversion Date and will then convert into a ten-year fully amortizing note payable.

Derivative Instruments

The Company has entered into several interest rate cap and swap agreements with several banks to reduce the impact of changes in interest rates associated with its TL Credit Facility, TW Credit Facility, 2005-1 Bonds and Secured Debt Facility. The following is a summary of the Company’s derivative instruments as of December 31, 2011:

Derivative instruments	Notional amount
Interest rate cap contracts with several banks with fixed rates between 3.19% and 5.63% per annum, nonamortizing notional amounts,with termination dates through November 2015	$348,640
Interest rate swap contracts with several banks, with fixed rates between 0.72% and 3.96% per annum, amortizing notional amounts, with termination dates through July 2016	508,877

Total notional amount as of December 31, 2011	$857,517

During January 2012, the Company entered into an interest rate swap contract with a bank, with a one-month LIBOR rate fixed at 0.89% per annum, in amortizing notional amount with initial notional amount of $5,584 and a term from January 26, 2012 through April 15, 2017.

During February 2012, the Company entered into an interest rate cap contract with a bank, which caps one-month LIBOR fixed rate at 3.25% per annum, in non-amortizing notional amount of $250,000 and a term from February 15, 2012 through March 15, 2012.

During March 2012, the Company entered into an interest rate cap contract with a bank, which caps one-month LIBOR fixed rate at 3.24% per annum, in non-amortizing notional amount of $250,000 and a term from March 15, 2012 through April 15, 2012.

The Company’s interest rate swap agreements had a fair value liability of $16,110 and $13,581, as of December 31, 2011 and 2010, respectively, and a fair value asset of $1,320 as of December 31, 2010, which are inclusive of counterparty risk. The primary external risk the Company’s interest rate swap agreements is the counterparty credit exposure, as defined as the ability of a counterparty to perform its financial obligations under a derivative contract. The Company monitors its counterparties’ credit ratings on an on-going basis and they were in compliance with the related derivative agreements at December 31, 2011. The Company does not have any master netting arrangements with its counterparties, The change in fair value was recorded in the consolidated statement of income as unrealized (losses) gains on interest rate swaps and caps, net.